Capital Lease (Tables)	12 Months Ended
Jun. 30, 2018
Leases [Abstract]
Schedule of Future Minimum Lease Payments Due Under Non-Cancelable Capital Lease	The following table shows the future minimum lease payments due under the non-cancelable capital lease ($000):

Fiscal Year Ending June 30,	Amount
2019	$2,292
2020	2,355
2021	2,419
2022	2,486
2023	2,554
Thereafter	24,740
Total minimum lease payments	$36,846
Less amount representing interest	11,906
Present value of capitalized payments	$24,940